ONGOING LITIGATION	6 Months Ended
Jun. 30, 2014
ONGOING LITIGATION
ONGOING LITIGATION

18.   ONGOING LITIGATION

  Securities Class Action Lawsuits

  On November 7, 2011 and November 22, 2011, the Company and certain current and former senior officers, some of whom also are or were directors of the Company, were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., respectively, which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the Court ordered that the two complaints be consolidated under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation, and lead counsel was appointed. On April 6, 2012, a Consolidated Complaint was issued against the Company and certain of its current and former senior officers and directors. The Consolidated Complaint alleges that the Company had violated federal securities law in connection with its disclosure related to the Goldex mine. The Consolidated Complaint seeks, among other things, damages on behalf of persons who purchased or acquired securities of the Company during the period July 28, 2010 to October 19, 2011. The Consolidated Complaint has not been certified as a class action, and the Company intends to vigorously defend it. On January 14, 2013, Judge Oetken granted the Company's motion to dismiss the Consolidated Complaint and all claims therein and denied the plaintiffs' request for leave to amend the Consolidated Complaint. On February 12, 2013, the plaintiffs filed a Notice of Appeal to the United States Court for Appeals for the Second Circuit. The appeal was heard on September 23, 2013, and on October 3, 2013 the Court of Appeals for the Second Circuit affirmed the decision below dismissing the Consolidated Complaint. The time for the plaintiffs to file a petition for a writ of certiorari, requesting a review by the United States Supreme Court, has expired and the judgment dismissing the plaintiffs' Consolidated Complaint is now final and no longer appealable.

  On March 8, 2012 and April 10, 2012, a Notice of Action and Statement of Claim (collectively, the "Ontario Claim") were issued by William Leslie, AFA Livforsakringsaktiebolag and certain other entities against the Company and certain of its current and former officers, some of whom also are or were directors of the Company. On September 27, 2012, the plaintiffs issued a Fresh as Amended Statement of Claim. The Fresh as Amended Statement of Claim alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011, excluding persons resident or domiciled in the Province of Quebec at the time they purchased or acquired such securities. The plaintiffs seek, among other things, damages of C$250.0 million and to certify the Ontario Claim as a class action. On April 17, 2013 an Order was granted on consent certifying a class action proceeding and granting leave for the claims under Section 138 of the Securities Act (Ontario) to proceed. The Company intends to vigorously defend the action on the merits.

  On April 12, 2012, two senior officers of the Company, who also are or were directors of the Company, were served with a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff (the "Quebec Motion"). The action is on behalf of all persons and entities with fewer than 50 employees resident in Quebec who acquired securities of the Company between March 26, 2010 and October 19, 2011. The proposed class action is for damages of C$100.0 million arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. On October 15, 2012, the plaintiffs served an amended Quebec Motion seeking leave to commence an action under the Securities Act (Quebec) in addition to seeking authorization to institute a class action. On October 1, 2013, the Quebec court certified the class action on terms identical to those set out in the consent Order granted in Ontario on April 17, 2013. No date has been set for the hearing to argue the class action on the merits. The Company intends to vigorously defend the action on the merits.

  Canadian Malartic Corporation Litigation

  On June 6, 2014, Clifton Star Resources Inc. ("Clifton") instituted proceedings against Canadian Malartic Corporation (formerly known as Osisko Mining Corporation or "Osisko") seeking an order that, among other things, Osisko pay Clifton C$22.5 million in damages. In the proceedings, Clifton alleges that Osisko was obliged to lend C$22.5 million (the "Loan") to Clifton on or around December 1, 2012 and that Osisko's failure to advance the Loan resulted in damages to Clifton in the same amount. In addition, Clifton claims that the agreements with Osisko entitled Clifton to repay the Loan with common shares of Clifton at a conversion rate beneficial to Clifton and has asked the court to acknowledge Clifton's right and undertaking to satisfy any obligation to repay funds that are advanced under the Loan by Osisko by issuing to Osisko 6,961,538 Clifton common shares. Clifton further alleges that the Loan was intended to be used to make payments under option agreements that entitled Clifton to purchase the shares of companies that own part of a gold project referred to as the "Duparquet Project" (the "Underlying Option Agreements"). Clifton has indicated its intention to claim an additional C$222.0 million in damages from Osisko if Clifton loses its rights under the Underlying Option Agreements. Canadian Malartic General Partnership intends to vigorously defend the action on the merits.

  On May 28, 2014, Abitibi Royalties Inc. ("Abitibi") instituted proceedings seeking a provisional, interlocutory and permanent injunction ordering Osisko not to transfer its interest in the CHL property to Canadian Malartic General Partnership. Abitibi further asserted that as a result of an internal reorganization contemplated in connection with the plan of arrangement pursuant to which Osisko was indirectly acquired by Yamana Gold Inc. and the Company, a right of first refusal had been triggered allowing it to acquire Osisko's interest in the CHL property. On May 30, 2014, the plan of arrangement was amended to clarify that Osisko's interest in the CHL property would not be transferred to Canadian Malartic General Partnership. Nevertheless, Abitibi continues to assert that its right of first refusal has been triggered, and that it is entitled to acquire Osisko's interest in the CHL property at a price to be determined by the court. On June 13, 2014, the Superior Court of Quebec dismissed Abitibi's proceedings based on an arbitration provision contained in the relevant agreement. Abitibi is appealing this judgment. Canadian Malartic Corporation intends to vigorously defend Abitibi's claim on the merits.